Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions

Related parties

The following is a list of related parties which the Group has transactions with during the period:

No.	Name of Related Parties	Relationship
1	Shanghai Shenghan	An entity which the Group holds 16.56% equity interests

2	Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”)	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group

3	Hui Yuan	Chairman of the board, one of the major shareholders holding 8.11% (excluded the preferred shares) equity interests of the Company

4	Zhizhen Guorui	An entity which the Group holds 26% equity interests

Schedule of Due from Related Parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Due from related parties, current
Other receivables
Zhizhen Guorui	$14,626,604	$14,092,369
Shanghai Aoshu	20,714	20,098
Allowance for credit losses	(14,647,318)	(14,091,111)
Total	$-	$21,356

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Due to related parties, current
Accounts payable
Shanghai Shenghan	$72,150	$70,004

Interest-free loans
Hui Yuan (a)	-	-
Subtotal-due to related parties, current	72,150	70,004

Due to a related party, non-current
Hui Yuan (a)	7,973,375	7,602,043
Subtotal-due to a related party, -non-current	7,973,375	7,602,043
Total	$8,045,525	$7,672,047

(a)	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2025 and June 30, 2026, the corresponding balance due to Hui Yuan was $7,672,047, and $8,045,525, respectively.

Significant transactions with related parties

	For the six months ended June 30,
Nature	2026	2025
	(Unaudited)
Technology service provided by related parties
Zhizhen Guorui	$-	$79,596
Shanghai Shenghan	-	3,378

Repayment of loans from a related party
Hui Yuan	$-	$94,261

Repayment of interest-free loans from a related party
Hui Yuan	176,731	150,000